Financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2021
Cash & cash equivalents	5(a)	—	—	94,849	94,849
Trade & other receivables	5(b)	—	—	6,048	6,048
Financial assets at fair value through other comprehensive income		2,347	—	—	2,347
Other non-current assets		—	—	1,956	1,956
		2,347	—	102,853	105,200
As of June 30, 2021
Cash & cash equivalents	5(a)	—	—	136,881	136,881
Trade & other receivables	5(b)	—	—	4,842	4,842
Financial assets at fair value through other comprehensive income		2,080	—	—	2,080
Other non-current assets		—	—	1,724	1,724
		2,080	—	143,447	145,527

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2021
Trade and other payables	5(c)	—	—	20,919	20,919
Borrowings	5(d)	—	—	91,745	91,745
Contingent consideration	5(e)(iii)	—	24,828	—	24,828
Warrant liability	5(e)(vi)	—	6,055	—	6,055
		—	30,883	112,664	143,547
As of June 30, 2021
Trade and other payables	5(c)	—	—	19,598	19,598
Borrowings	5(d)	—	—	94,245	94,245
Contingent consideration	5(e)(iii)	—	25,409	—	25,409
		—	25,409	113,843	139,252

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Cash at bank	94,414	136,430
Deposits at call(1)	435	451
	94,849	136,881

(1)	As of December 31, 2021 and June 30, 2021, interest-bearing deposits at call include amounts of $0.4 million and $0.5 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments

(i) Trade and other receivables

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Trade debtors	2,382	2,000
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Security deposit	—	252
Other recoverable taxes (Goods and services tax and value-added tax)	222	646
Insurance asset	1,500	—
Trade and other receivables	6,048	4,842

(ii) Prepayments

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Clinical trial research and development expenditure	1,450	2,823
Prepaid insurance and subscriptions	5,015	1,921
Other	1,435	1,760
Prepayments	7,900	6,504

Summary of Trade and Other Payables
c.	Trade and other payables

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Trade payables and other payables	20,919	19,598
Trade and other payables	20,919	19,598

Summary of Borrowings
d.	Borrowings

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	80,000
Less: transaction costs	(8,020)	(6,751)
Amortization of carrying amount, net of payments made	17,846	20,996
	91,745	94,245

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Borrowings
Current	5,203	53,200
Non-current	86,542	41,045
	91,745	94,245

Summary of Net Debt

(iii) Net Debt Reconciliation

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2021
Cash and cash equivalents	94,849	136,881
Borrowings	(91,745)	(94,245)
Lease liabilities	(11,431)	(11,250)
Warrant liability	(6,055)	—
Net Debt(1)	(14,382)	31,386

Cash and cash equivalents	94,849	136,881
Gross debt - fixed interest rates	(103,176)	(52,631)
Gross debt - variable interest rates	—	(52,864)
Warrant liability	(6,055)	—
Net Debt(1)	(14,382)	31,386
(1)	Net debt amount includes leases and borrowing arrangements.

Summary of Net Debt Reconciliation

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2021	(94,245)	(11,250)	—	(105,495)	136,881	31,386
Cash Flows(1)	11,614	1,544	(8,081)	5,077	(41,630)	(36,553)
Remeasurement adjustments	(837)	—	2,152	1,315	—	1,315
Other Changes(2)	(8,277)	(417)	—	(8,694)	—	(8,694)
Acquisition – leases	—	(1,464)	—	(1,464)	—	(1,464)
Foreign exchange adjustments	—	156	(126)	30	(402)	(372)
Net Debt as at December 31, 2021	(91,745)	(11,431)	(6,055)	(109,231)	94,849	(14,382)
(1)	Cash flows include the payments of borrowings and lease liabilities which are presented as financing cash flows in the statement of cash flows.
(2)	Other changes include modification of leases and accrued interest expenses for borrowings and leases.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2021 and June 30, 2021 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of December 31, 2021
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,347	2,347
Total Financial Assets		—	—	2,347	2,347

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	24,828	24,828
Warrant liabilities	5(e)(vi)	—	—	6,055	6,055
Total Financial Liabilities		—	—	30,883	30,883

As of June 30, 2021
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,080	2,080
Total Financial Assets		—	—	2,080	2,080

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	25,409	25,409
Total Financial Liabilities		—	—	25,409	25,409

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the six months ended December 31, 2021 and the year ended June 30, 2021.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2020	45,166
Amount used during the period	(1,070)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(18,687)
Closing balance - June 30, 2021	25,409

Opening balance - July 1, 2021	25,409
Amount used during the period	(652)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	71
Closing balance - December 31, 2021	24,828

(1)

In the year ended June 30, 2021 a gain of $18.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain was a net result of changing the key assumptions of the contingent consideration valuation such as probability of success and developmental timelines primarily as a result of receiving the Complete Response Letter from the FDA on the BLA for remestemcel-L for the treatment of pediatric SR-aGVHD on September 30, 2020.

(2)

In the six months ended December 31, 2021 a loss of $0.1 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation such as developmental timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of December 31,	Fair value as of June 30,	Valuation	Unobservable	Six Months Ended December 31,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2021	2021	technique	inputs(1)	2021	2021	fair value
Contingent consideration provision	24,828	25,409	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Six months ended December 31, 2021: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.2%.

Year ended June 30, 2021: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.3%.

				Expected unit sales price	n/a	n/a

Six months ended December 31, 2021: A change in the price assumptions by 10% would increase/decrease the fair value by 3%.

Year ended June 30, 2021: A change in the price assumptions by 10% would increase/decrease the fair value by 3%.

				Expected sales volumes	n/a	n/a

Six months ended December 31, 2021: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%.

Year ended June 30, 2021: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%.

				Probability of success	Various	Various

Six months ended December 31, 2021: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.7% and 17.4%, respectively.

Year ended June 30, 2021: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.3%, respectively.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of December 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2021	2021
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	18,327	18,328
Fair value of royalty payments from commercialization of the intellectual property acquired	6,501	7,081
	24,828	25,409

Summary of Warrant Liability
(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant liability	2021	2021
Opening balance	—	—
Warrants fair value at grant date - November 19, 2021	8,081	—
Remeasurement of warrant liability	(2,152)	—
Foreign currency translation reserve	126	—
Closing Balance	6,055	—

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed at the issue date and as of December 31, 2021.
Assumption	As of December 31, 2021	At Grant date - November 19, 2021	Rationale
Share Price	US$4.80	US$6.24	Closing share price on valuation date from external market source
Exercise Price	US$7.26	US$7.26	As per subscription agreement
Expected Term	7 years	7 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	85.01%	83.94%	Based on historical volatility data for the Company
Risk Free Interest Rate	1.44%	1.46%	Based on the closing U.S treasury issued 7 year bonds on valuation date
Fair value per warrant	US$3.3501	US$4.5664	Determined using Black Scholes-valuation model with the inputs above
Fair value	$5,928,555	$8,081,028	Fair value of 1,769,669 warrants as at grant date and as of December 31, 2021